Capital Lease Obligations - Schedule of Future Minimum Lease Payments for Capital Leases (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Leases, Capital [Abstract]
2016	$ 5,874
2017	269
Total future minimum lease payments	6,143
Interest Expense	(355)
Total capital lease obligations	$ 5,788